Consumer Advances Receivable, net (Tables)	12 Months Ended
Sep. 30, 2013
Consumer Loans Receivable [Abstract]
Schedule Of Consumer Loans Receivable

	September 30, 2012	September 30, 2013
Short-term advances receivable	$50,834	$25,428
Term loans receivable	569	—
Line of credit advances receivable	849	3,751
Allowance for credit losses	(26,397)	(9,835)
Consumer advances originated by the Company	25,855	19,344
Acquired short-term advances and line of credit advances	6,585	6,248
	$32,440	$25,592

Schedule of Accounts, Notes, Loans and Financing Receivable
Age analysis of Consumer Advances Receivable:

	September 30, 2012	September 30, 2013
Consumer advances receivable
Current	$17,019	$14,606
1-30 days past due date	8,791	6,502
31-60 days past due date	3,934	4,179
61-90 days past due date	3,469	3,892
Greater than 90 days past due date	19,039	—
Consumer advances receivable	52,252	29,179
Allowance for credit losses	(26,397)	(9,835)
	$25,855	$19,344

Allowance for Credit Losses on Financing Receivables
Analysis of Allowance for Credit Losses:

	September 30, 2012	September 30, 2013
Balance, beginning of period	$2,783	$26,397
Provisions made for credit losses	31,004	35,072
Charge-offs	(7,408)	(52,320)
Effect of foreign exchange translation	18	686
Balance, end of period	$26,397	$9,835

Schedule of Provisions for Credit Losses

	Years Ended
	September 30, 2011	September 30, 2012	September 30, 2013
Provisions made for credit losses	$2,559	$31,004	$35,072
Impairment of January 31, 2012 acquisition (Note 5 (b)(i))	—	—	1,011
Impairment of purchased lines of credit advances (Note 5 (b)(ii))	—	—	524
Balance, end of period	$2,559	$31,004	$36,607

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period
The following table summarizes acquisition date information for purchased lines of credit advances acquired during the year ended September 30, 2013:

Line of Credit Advances Acquired in the Quarter Ended:	Fiscal 2013 Q2	Fiscal 2013 Q3	Fiscal 2013 Q4	Total
Contractually required payments	$7,298	$11,650	$21,031	$39,979
Loss recorded as retention payments	756	2,171	4,183	7,110
Initial carrying amount at acquisition date	$6,542	$9,479	$16,848	$32,869
Collections and accretion to September 30, 2013	6,370	7,907	13,535	27,812
Impairment recorded as provision for credit losses	125	399	—	524
Carrying amount at September 30, 2013	$47	$1,173	$3,313	$4,533
Acquired Short-Term Advances and Lines of Credit Advances

	September 30, 2012	September 30, 2013
January 31, 2012 short-term advances acquisition (Note 5b(i))	$6,585	$1,715
Fiscal 2013 Q2 acquired line of credit advances (Note 5b(ii))	—	47
Fiscal 2013 Q3 acquired line of credit advances (Note 5b(ii))	—	1,173
Fiscal 2013 Q4 acquired line of credit advances (Note 5b(ii))	—	3,313
	$6,585	$6,248